Results of Acquired Entity Included on Consolidated Statement of Income (Detail) - Bigtera $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Business Acquisition Information [Line Items]
Net sales	$ 2,993
Net income	$ (314)